EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS	12 Months Ended
Dec. 31, 2013
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS

20.                               EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS

In 2010 and 2011, the Company entered into contracts with a bank with respect to dual currency deposits (“DCDs”), which were denominated in currencies other than the functional currency of the Company and were generally of 7 days to 21 days duration at a fixed interest rate.  The Company made the investment in dual currency deposits for the purpose of enhancing the yields of the Company’s cash balances.  At December 31, 2012 and 2013, there was no DCD contract outstanding, and due to the fluctuation of the foreign exchange rates, the Company recognized a gain of $2,013, $nil and $nil for the years ended December 31, 2011, 2012 and 2013, respectively.

Exchange loss of $1,769 for the year ended December 31, 2012 and an exchange gain of $1,476 for the year ended December 31, 2013 were attributable to bank deposit, respectively.